Financial risk management - Additional Information (Details) £ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Jun. 15, 2018 EUR (€)	Jun. 15, 2018 USD ($)	Dec. 20, 2017 EUR (€)	Dec. 20, 2017 USD ($)	May 03, 2017 EUR (€)	May 03, 2017 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Repayment of current borrowings in future years			€ 8,600,000	€ 8,400,000
Financial Assets (Financial Liabilities) At Fair Value Through Other Comprehensive Income			(24,500,000)	7,900,000
Financial Assets (Liabilities), Net			(1,396,400,000)	(1,872,000,000)
Financial liabilities at amortised cost			2,367,600,000	2,310,100,000
Financial assets at fair value through profit or loss			103,700,000	30,600,000
Gross amount of financial instruments as presented upon balance sheet			21,400,000	49,100,000
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements			21,400,000	29,800,000
Gains (losses) on hedges of net investments in foreign operations, net of tax			€ (13,200,000)	3,400,000	€ 8,100,000
Cross currency interest rate swap where hedge accounting not applied			14.70%
Financial assets at amortised cost			€ 891,000,000	395,300,000
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position			0	19,300,000
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements			44,900,000	36,900,000
Related financial instruments that are offset			21,400,000	29,800,000
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position			23,500,000	7,100,000
Derivatives at fair value through profit or loss			€ 1,000,000	4,300,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent			1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings			€ 5,600,000	€ 5,700,000
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Line of credit facility, maximum borrowing capacity			80,000,000
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility			€ 17,200,000
Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent			5.30%	1.30%	3.90%
US dollar | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent			2.00%	4.50%	13.90%
Swedish Krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent			2.20%	4.10%	2.70%
Net Investment Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on interest charge			€ 2,600,000	€ 2,500,000
Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on interest charge			€ 500,000	500,000
Cross currency interest rate swap | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent			1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on interest charge			€ 100,000	100,000
Foreign exchange forward contract | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent			1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings			€ 1,400,000	1,200,000
Foreign exchange forward contract | US dollar | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent			1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings			€ 2,800,000	2,300,000
Foreign exchange forward contract | Swedish Krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent			1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings			€ 1,200,000	€ 1,300,000
Derivative financial instruments | Foreign exchange forward contract | US dollar | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments			82.70%	85.20%		82.70%	82.70%	85.20%	85.20%
Financial asset			€ 400,000	€ 10,600,000
Derivative financial instruments | Foreign exchange forward contract | Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments			95.20%	69.50%		95.20%	95.20%	69.50%	69.50%
Financial asset			€ 9,000,000	€ 1,100,000
Cross currency interest rate swap | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent				1.00%	1.00%
Hedges of net investment in foreign operations [member] | Cross currency interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) on hedge ineffectiveness				€ 300,000
Hedges of net investment in foreign operations [member] | Cross currency interest rate swap | Pound Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments			85.30%	82.80%		85.30%	85.30%	82.80%	82.80%
Hedges of net investment in foreign operations [member] | Cross currency interest rate swap | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic, concentration percentage				103.00%				103.00%	103.00%
Gains (losses) on hedges of net investments in foreign operations, net of tax			€ 13,200,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent			1.00%
Hedges of net investment in foreign operations [member] | Loans and Borrowings | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic, concentration percentage			104.00%			104.00%	104.00%
Gain on retranslation of loans				€ 3,400,000
Hedges of net investment in foreign operations [member] | Derivative financial instruments | Cross currency interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of cross currency interest rate swaps			€ 2,400,000	21,600,000
Change in fair value of outstanding hedging instruments			(13,200,000)	3,700,000
Change in value of hedged item			€ 13,200,000	€ (3,400,000)
Average rate of hedging instrument			119.00%	119.00%		119.00%	119.00%	119.00%	119.00%
Cash flow hedges [member] | Foreign Exchange Forward And Currency Swap Contract [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives			€ 4,800,000	€ 1,000,000	€ 3,500,000
Cash flow hedges [member] | Derivative financial instruments | Cross currency interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of cross currency interest rate swaps			(18,500,000)	(25,600,000)
Change in fair value of outstanding hedging instruments			7,100,000	35,600,000
Change in value of hedged item			€ (7,100,000)	€ (35,600,000)
Average rate of hedging instrument			111.00%	111.00%		111.00%	111.00%	111.00%	111.00%
Currency swap contract [member] | Foreign Exchange Forward And Currency Swap Contract [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives			€ 13,600,000	€ 400,000	€ 3,900,000
Senior USD Debt [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			€ 845,100,000			$ 935,600,000		$ 953,400,000			$ 953,400,000.0		$ 610,000,000		$ 610,000,000
Senior USD Debt [Member] | Net Investment Hedge [Member] | Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | £							£ 222.5
Pound Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | £							£ 222.5		£ 224.7
2024 fixed rate senior secured notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount														€ 400,000,000
Interest rate														3.25%	3.25%
Senior EURO Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount										€ 558,000,000		€ 500,000,000		€ 500,000,000
Bottom of range | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate			0.00%			0.00%	0.00%
EUR/USD [Domain] | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of cross currency interest rate swaps			€ 2,100,000	8,400,000
Notional amount			220,600,000	224,900,000
Change in fair value of outstanding hedging instruments			€ 10,500,000	€ 14,100,000
Average rate of hedging instrument			114.00%	120.00%		114.00%	114.00%	120.00%	120.00%
GBP/USD [Domain] [Domain] | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of cross currency interest rate swaps			€ (1,700,000)	€ 2,000,000
Notional amount			56,500,000	47,200,000
Change in fair value of outstanding hedging instruments			€ (700,000)	€ 4,500,000
Average rate of hedging instrument			128.00%	134.00%		128.00%	128.00%	134.00%	134.00%
GBP/EUR [Domain] | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of cross currency interest rate swaps			€ (8,300,000)	€ 1,400,000
Notional amount			217,400,000	97,400,000
Change in fair value of outstanding hedging instruments			€ (10,900,000)	€ 1,900,000
Average rate of hedging instrument			112.00%	112.00%		112.00%	112.00%	112.00%	112.00%
SEKEUR [Domain] | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of cross currency interest rate swaps			€ (300,000)	€ (600,000)
Notional amount			70,100,000	65,600,000
Change in fair value of outstanding hedging instruments			€ 2,100,000	€ 1,500,000
Average rate of hedging instrument			9.00%	10.00%		9.00%	9.00%	10.00%	10.00%
Other currencies [Domain] | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of cross currency interest rate swaps			€ (300,000)	€ 500,000
Notional amount			42,300,000	38,500,000
Change in fair value of outstanding hedging instruments			€ 200,000	€ 800,000
Average rate of hedging instrument			21.00%	0.00%		21.00%	21.00%	0.00%	0.00%
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets at fair value through profit or loss			€ 78,700,000	€ 30,600,000
Financial asset			826,100,000	327,600,000
Financial assets at fair value through other comprehensive income			0	0
Financial assets at amortised cost			747,400,000	297,000,000
Derivatives at fair value through profit or loss			0	0
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets at fair value through profit or loss			0	0
Financial asset			143,600,000	98,300,000
Financial assets at fair value through other comprehensive income			0	0
Financial assets at amortised cost			143,600,000	98,300,000
Derivatives at fair value through profit or loss			0	0
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets at fair value through profit or loss			0	0
Financial asset			21,400,000	49,100,000
Financial assets at fair value through other comprehensive income			20,400,000	44,500,000
Financial assets at amortised cost			0	0
Derivatives at fair value through profit or loss			1,000,000	4,600,000
Short-term investments not cash and cash equivalents [Domain]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets at fair value through profit or loss			25,000,000
Financial asset			25,000,000
Loans and Borrowings Excluding Deferred Borrowing Costs [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities at amortised cost			1,884,200,000	1,775,200,000
Financial liabilities			1,884,200,000	1,775,200,000
Financial Liabilities At Fair Value Through Other Comprehensive Income			0	0
Financial assets at fair value through profit or loss			0	0
Financial assets at amortised cost			0	0
Derivatives at fair value through profit or loss			0	0
Trade and other payables excluding non-financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities at amortised cost			483,400,000	534,900,000
Financial liabilities			483,400,000	534,900,000
Financial Liabilities At Fair Value Through Other Comprehensive Income			0	0
Financial assets at fair value through profit or loss			0	0
Financial assets at amortised cost			0	0
Derivatives at fair value through profit or loss			0	0
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities at amortised cost			0	0
Financial liabilities			44,900,000	36,900,000
Financial Liabilities At Fair Value Through Other Comprehensive Income			(44,900,000)	(36,600,000)
Financial assets at fair value through profit or loss			0	0
Financial assets at amortised cost			0	0
Derivatives at fair value through profit or loss			0	€ 300,000
Forecast [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Repayment based on excess cashflow calculation	€ 12,100,000	€ 0
Sell | Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			€ 309,700,000
Pay | Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | £							£ 260.8